Submission	Aug. 07, 2025
Submission [Line Items]
Central Index Key	0000797468
Registrant Name	OCCIDENTAL PETROLEUM CORP /DE/
Registration File Number	333-288999
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A